Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Brighthouse Funds Trust II
Entity Central Index Key	0000710826
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000017775
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Stock Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baillie Gifford International Stock Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
AssetsNet	$ 1,463,876,606
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 5,106,360
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,463,876,606 # of Portfolio Investments89 Portfolio Turnover Rate8% Total Advisory Fees Paid$5,106,360
Holdings [Text Block]

Top Sectors

Value	Value
Energy	2.0
Health Care	3.6
Consumer Staples	5.5
Materials	6.0
Communication Services	9.9
Consumer Discretionary	13.4
Financials	14.9
Industrials	21.9
Information Technology	22.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017776
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Stock Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baillie Gifford International Stock Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
AssetsNet	$ 1,463,876,606
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 5,106,360
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,463,876,606 # of Portfolio Investments89 Portfolio Turnover Rate8% Total Advisory Fees Paid$5,106,360
Holdings [Text Block]

Top Sectors

Value	Value
Energy	2.0
Health Care	3.6
Consumer Staples	5.5
Materials	6.0
Communication Services	9.9
Consumer Discretionary	13.4
Financials	14.9
Industrials	21.9
Information Technology	22.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	4.8
MercadoLibre, Inc.	4.2
Samsung Electronics Co. Ltd.	3.1
SAP SE	3.1
Tencent Holdings Ltd.	2.9
Ryanair Holdings PLC	2.4
CRH PLC	2.3
Scout24 SE	2.2
Atlas Copco AB	2.2
Reliance Industries Ltd.	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017777
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Stock Portfolio
Class Name	Class E
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baillie Gifford International Stock Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
AssetsNet	$ 1,463,876,606
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 5,106,360
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,463,876,606 # of Portfolio Investments89 Portfolio Turnover Rate8% Total Advisory Fees Paid$5,106,360
Holdings [Text Block]

Top Sectors

Value	Value
Energy	2.0
Health Care	3.6
Consumer Staples	5.5
Materials	6.0
Communication Services	9.9
Consumer Discretionary	13.4
Financials	14.9
Industrials	21.9
Information Technology	22.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	4.8
MercadoLibre, Inc.	4.2
Samsung Electronics Co. Ltd.	3.1
SAP SE	3.1
Tencent Holdings Ltd.	2.9
Ryanair Holdings PLC	2.4
CRH PLC	2.3
Scout24 SE	2.2
Atlas Copco AB	2.2
Reliance Industries Ltd.	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017802
Shareholder Report [Line Items]
Fund Name	BlackRock Bond Income Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the BlackRock Bond Income Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$19	0.39%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
AssetsNet	$ 2,811,540,342
Holdings Count | Holding	2,854
Advisory Fees Paid, Amount	$ 4,708,135
InvestmentCompanyPortfolioTurnover	272.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,811,540,342 # of Portfolio Investments2,854 Portfolio Turnover Rate272% Total Advisory Fees Paid$4,708,135
Holdings [Text Block]

Asset Allocation

Value	Value
Preferred Stocks	0.2
Common Stocks	0.3
Municipals	0.7
Floating Rate Loans	0.7
Short-Term Investments	2.7
Foreign Government	4.7
Mortgage-Backed Securities	9.0
Asset-Backed Securities	10.3
Corporate Bonds & Notes	26.1
U.S. Treasury & Government Agencies	53.2

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	16.7
Federal National Mortgage Association	10.5
U.S. Treasury Bonds	7.2
Federal Home Loan Mortgage Corp.	7.0
Uniform Mortgage-Backed Security, TBA	5.5
Government National Mortgage Association, TBA	3.1
Government National Mortgage Association	2.7
Goldman Sachs Group, Inc.	1.3
Morgan Stanley	1.2
BX Trust	1.2

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017803
Shareholder Report [Line Items]
Fund Name	BlackRock Bond Income Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the BlackRock Bond Income Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
AssetsNet	$ 2,811,540,342
Holdings Count | Holding	2,854
Advisory Fees Paid, Amount	$ 4,708,135
InvestmentCompanyPortfolioTurnover	272.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,811,540,342 # of Portfolio Investments2,854 Portfolio Turnover Rate272% Total Advisory Fees Paid$4,708,135
Holdings [Text Block]

Asset Allocation

Value	Value
Preferred Stocks	0.2
Common Stocks	0.3
Municipals	0.7
Floating Rate Loans	0.7
Short-Term Investments	2.7
Foreign Government	4.7
Mortgage-Backed Securities	9.0
Asset-Backed Securities	10.3
Corporate Bonds & Notes	26.1
U.S. Treasury & Government Agencies	53.2

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	16.7
Federal National Mortgage Association	10.5
U.S. Treasury Bonds	7.2
Federal Home Loan Mortgage Corp.	7.0
Uniform Mortgage-Backed Security, TBA	5.5
Government National Mortgage Association, TBA	3.1
Government National Mortgage Association	2.7
Goldman Sachs Group, Inc.	1.3
Morgan Stanley	1.2
BX Trust	1.2

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017804
Shareholder Report [Line Items]
Fund Name	BlackRock Bond Income Portfolio
Class Name	Class E
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the BlackRock Bond Income Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
AssetsNet	$ 2,811,540,342
Holdings Count | Holding	2,854
Advisory Fees Paid, Amount	$ 4,708,135
InvestmentCompanyPortfolioTurnover	272.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,811,540,342 # of Portfolio Investments2,854 Portfolio Turnover Rate272% Total Advisory Fees Paid$4,708,135
Holdings [Text Block]

Asset Allocation

Value	Value
Preferred Stocks	0.2
Common Stocks	0.3
Municipals	0.7
Floating Rate Loans	0.7
Short-Term Investments	2.7
Foreign Government	4.7
Mortgage-Backed Securities	9.0
Asset-Backed Securities	10.3
Corporate Bonds & Notes	26.1
U.S. Treasury & Government Agencies	53.2

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	16.7
Federal National Mortgage Association	10.5
U.S. Treasury Bonds	7.2
Federal Home Loan Mortgage Corp.	7.0
Uniform Mortgage-Backed Security, TBA	5.5
Government National Mortgage Association, TBA	3.1
Government National Mortgage Association	2.7
Goldman Sachs Group, Inc.	1.3
Morgan Stanley	1.2
BX Trust	1.2

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017861
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the BlackRock Capital Appreciation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.56%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.56%
AssetsNet	$ 1,807,040,714
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 4,591,985
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,807,040,714 # of Portfolio Investments38 Portfolio Turnover Rate11% Total Advisory Fees Paid$4,591,985
Holdings [Text Block]

Top Sectors

Value	Value
Materials	0.9
Real Estate	1.1
Industrials	5.1
Financials	8.3
Health Care	10.4
Communication Services	12.3
Consumer Discretionary	12.7
Information Technology	49.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	13.5
Microsoft Corp.	10.4
Amazon.com, Inc.	9.8
Apple, Inc.	7.4
Meta Platforms, Inc.	5.1
Broadcom, Inc.	4.2
Alphabet, Inc.	4.0
Intuit, Inc.	3.8
Eli Lilly & Co.	3.4
ASML Holding NV	3.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017862
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the BlackRock Capital Appreciation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$45	0.81%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.81%
AssetsNet	$ 1,807,040,714
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 4,591,985
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,807,040,714 # of Portfolio Investments38 Portfolio Turnover Rate11% Total Advisory Fees Paid$4,591,985
Holdings [Text Block]

Top Sectors

Value	Value
Materials	0.9
Real Estate	1.1
Industrials	5.1
Financials	8.3
Health Care	10.4
Communication Services	12.3
Consumer Discretionary	12.7
Information Technology	49.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	13.5
Microsoft Corp.	10.4
Amazon.com, Inc.	9.8
Apple, Inc.	7.4
Meta Platforms, Inc.	5.1
Broadcom, Inc.	4.2
Alphabet, Inc.	4.0
Intuit, Inc.	3.8
Eli Lilly & Co.	3.4
ASML Holding NV	3.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017863
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Portfolio
Class Name	Class E
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the BlackRock Capital Appreciation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$39	0.71%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.71%
AssetsNet	$ 1,807,040,714
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 4,591,985
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,807,040,714 # of Portfolio Investments38 Portfolio Turnover Rate11% Total Advisory Fees Paid$4,591,985
Holdings [Text Block]

Top Sectors

Value	Value
Materials	0.9
Real Estate	1.1
Industrials	5.1
Financials	8.3
Health Care	10.4
Communication Services	12.3
Consumer Discretionary	12.7
Information Technology	49.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	13.5
Microsoft Corp.	10.4
Amazon.com, Inc.	9.8
Apple, Inc.	7.4
Meta Platforms, Inc.	5.1
Broadcom, Inc.	4.2
Alphabet, Inc.	4.0
Intuit, Inc.	3.8
Eli Lilly & Co.	3.4
ASML Holding NV	3.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017864
Shareholder Report [Line Items]
Fund Name	BlackRock Ultra-Short Term Bond Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the BlackRock Ultra-Short Term Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
AssetsNet	$ 799,435,869
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 1,278,668
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$799,435,869 # of Portfolio Investments134 Portfolio Turnover Rate0% Total Advisory Fees Paid$1,278,668
Holdings [Text Block]

Asset Allocation

Value	Value
Corporate Notes	0.2
U.S. Treasury	0.4
Time Deposits	2.0
Certificate of Deposit	17.3
Repurchase Agreements	25.2
Commercial Paper	54.7

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

BofA Securities, Inc.	13.3
JPMorgan Securities LLC	10.0
Landesbank Baden-Wuerttemberg	3.8
Bank of America NA	3.7
Royal Bank of Canada	2.8
Federation des Caisses Desjardins du Quebec	2.6
Autobahn Funding Co. LLC	2.5
Macquarie Bank Ltd.	2.4
Sumitomo Mitsui Trust Bank Ltd.	2.2
Sumitomo Mitsui Banking Corp.	2.1

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017865
Shareholder Report [Line Items]
Fund Name	BlackRock Ultra-Short Term Bond Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the BlackRock Ultra-Short Term Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
AssetsNet	$ 799,435,869
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 1,278,668
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$799,435,869 # of Portfolio Investments134 Portfolio Turnover Rate0% Total Advisory Fees Paid$1,278,668
Holdings [Text Block]

Asset Allocation

Value	Value
Corporate Notes	0.2
U.S. Treasury	0.4
Time Deposits	2.0
Certificate of Deposit	17.3
Repurchase Agreements	25.2
Commercial Paper	54.7

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

BofA Securities, Inc.	13.3
JPMorgan Securities LLC	10.0
Landesbank Baden-Wuerttemberg	3.8
Bank of America NA	3.7
Royal Bank of Canada	2.8
Federation des Caisses Desjardins du Quebec	2.6
Autobahn Funding Co. LLC	2.5
Macquarie Bank Ltd.	2.4
Sumitomo Mitsui Trust Bank Ltd.	2.2
Sumitomo Mitsui Banking Corp.	2.1

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017866
Shareholder Report [Line Items]
Fund Name	BlackRock Ultra-Short Term Bond Portfolio
Class Name	Class E
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the BlackRock Ultra-Short Term Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
AssetsNet	$ 799,435,869
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 1,278,668
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$799,435,869 # of Portfolio Investments134 Portfolio Turnover Rate0% Total Advisory Fees Paid$1,278,668
Holdings [Text Block]

Asset Allocation

Value	Value
Corporate Notes	0.2
U.S. Treasury	0.4
Time Deposits	2.0
Certificate of Deposit	17.3
Repurchase Agreements	25.2
Commercial Paper	54.7

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

BofA Securities, Inc.	13.3
JPMorgan Securities LLC	10.0
Landesbank Baden-Wuerttemberg	3.8
Bank of America NA	3.7
Royal Bank of Canada	2.8
Federation des Caisses Desjardins du Quebec	2.6
Autobahn Funding Co. LLC	2.5
Macquarie Bank Ltd.	2.4
Sumitomo Mitsui Trust Bank Ltd.	2.2
Sumitomo Mitsui Banking Corp.	2.1

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017807
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 20 Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 20 Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 351,894,136
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 70,252
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$351,894,136 # of Portfolio Investments35 Portfolio Turnover Rate6% Total Advisory Fees Paid$70,252
Holdings [Text Block]

Asset Allocation

Value	Value
Emerging Market Equities	0.2
U.S. Mid Cap Equities	0.5
Real Estate Equities	0.5
Global Equities	1.5
U.S. Small Cap Equities	2.7
International Fixed Income	3.5
International Developed Market Equities	3.7
High Yield Fixed Income	7.5
U.S. Large Cap Equities	11.3
Investment Grade Fixed Income	68.7

Largest Holdings [Text Block]

Top 10 Holdings

Western Asset Management U.S. Government Portfolio, Class A	13.1
PIMCO Total Return Portfolio, Class A	12.5
BlackRock Bond Income Portfolio, Class A	12.5
TCW Core Fixed Income Portfolio, Class A	9.5
PIMCO Inflation Protected Bond Portfolio, Class A	8.3
JPMorgan Core Bond Portfolio, Class A	7.8
Brighthouse/Franklin Low Duration Total Return Portfolio, Class A	5.0
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	5.0
MFS Value Portfolio, Class A	2.5
Invesco Comstock Portfolio, Class A	2.0

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017808
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 20 Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 20 Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 351,894,136
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 70,252
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$351,894,136 # of Portfolio Investments35 Portfolio Turnover Rate6% Total Advisory Fees Paid$70,252
Holdings [Text Block]

Asset Allocation

Value	Value
Emerging Market Equities	0.2
U.S. Mid Cap Equities	0.5
Real Estate Equities	0.5
Global Equities	1.5
U.S. Small Cap Equities	2.7
International Fixed Income	3.5
International Developed Market Equities	3.7
High Yield Fixed Income	7.5
U.S. Large Cap Equities	11.3
Investment Grade Fixed Income	68.7

Largest Holdings [Text Block]

Top 10 Holdings

Western Asset Management U.S. Government Portfolio, Class A	13.1
PIMCO Total Return Portfolio, Class A	12.5
BlackRock Bond Income Portfolio, Class A	12.5
TCW Core Fixed Income Portfolio, Class A	9.5
PIMCO Inflation Protected Bond Portfolio, Class A	8.3
JPMorgan Core Bond Portfolio, Class A	7.8
Brighthouse/Franklin Low Duration Total Return Portfolio, Class A	5.0
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	5.0
MFS Value Portfolio, Class A	2.5
Invesco Comstock Portfolio, Class A	2.0

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017809
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 40 Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 40 Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$4	0.07%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
AssetsNet	$ 3,473,951,395
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,069,373
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,473,951,395 # of Portfolio Investments39 Portfolio Turnover Rate5% Total Advisory Fees Paid$1,069,373
Holdings [Text Block]

Asset Allocation

Value	Value
Real Estate Equities	0.8
U.S. Mid Cap Equities	1.0
Emerging Market Equities	1.5
Global Equities	2.9
U.S. Small Cap Equities	4.5
International Fixed Income	5.7
High Yield Fixed Income	6.5
International Developed Market Equities	8.6
U.S. Large Cap Equities	21.6
Investment Grade Fixed Income	46.9

Largest Holdings [Text Block]

Top 10 Holdings

BlackRock Bond Income Portfolio, Class A	9.8
PIMCO Total Return Portfolio, Class A	9.6
Western Asset Management U.S. Government Portfolio, Class A	8.2
TCW Core Fixed Income Portfolio, Class A	7.3
PIMCO Inflation Protected Bond Portfolio, Class A	5.3
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	4.0
JPMorgan Core Bond Portfolio, Class A	3.8
MFS Value Portfolio, Class A	3.8
T. Rowe Price Large Cap Value Portfolio, Class A	3.5
Invesco Comstock Portfolio, Class A	3.3

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017810
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 40 Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 40 Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
AssetsNet	$ 3,473,951,395
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,069,373
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,473,951,395 # of Portfolio Investments39 Portfolio Turnover Rate5% Total Advisory Fees Paid$1,069,373
Holdings [Text Block]

Asset Allocation

Value	Value
Real Estate Equities	0.8
U.S. Mid Cap Equities	1.0
Emerging Market Equities	1.5
Global Equities	2.9
U.S. Small Cap Equities	4.5
International Fixed Income	5.7
High Yield Fixed Income	6.5
International Developed Market Equities	8.6
U.S. Large Cap Equities	21.6
Investment Grade Fixed Income	46.9

Largest Holdings [Text Block]

Top 10 Holdings

BlackRock Bond Income Portfolio, Class A	9.8
PIMCO Total Return Portfolio, Class A	9.6
Western Asset Management U.S. Government Portfolio, Class A	8.2
TCW Core Fixed Income Portfolio, Class A	7.3
PIMCO Inflation Protected Bond Portfolio, Class A	5.3
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	4.0
JPMorgan Core Bond Portfolio, Class A	3.8
MFS Value Portfolio, Class A	3.8
T. Rowe Price Large Cap Value Portfolio, Class A	3.5
Invesco Comstock Portfolio, Class A	3.3

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017814
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 60 Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 60 Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
AssetsNet	$ 9,323,330,750
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 2,536,542
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$9,323,330,750 # of Portfolio Investments40 Portfolio Turnover Rate6% Total Advisory Fees Paid$2,536,542
Holdings [Text Block]

Asset Allocation

Value	Value
U.S. Mid Cap Equities	1.0
Real Estate Equities	1.5
Emerging Market Equities	2.5
Global Equities	4.0
International Fixed Income	4.3
High Yield Fixed Income	4.7
U.S. Small Cap Equities	6.5
International Developed Market Equities	13.8
Investment Grade Fixed Income	30.1
U.S. Large Cap Equities	31.6

Largest Holdings [Text Block]

Top 10 Holdings

BlackRock Bond Income Portfolio, Class A	7.4
PIMCO Total Return Portfolio, Class A	6.3
TCW Core Fixed Income Portfolio, Class A	5.2
MFS Value Portfolio, Class A	5.0
T. Rowe Price Large Cap Value Portfolio, Class A	4.5
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	4.3
Western Asset Management U.S. Government Portfolio, Class A	4.2
Invesco Comstock Portfolio, Class A	4.1
Harris Oakmark International Portfolio, Class A	3.8
Baillie Gifford International Stock Portfolio, Class A	3.5

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017815
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 60 Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 60 Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
AssetsNet	$ 9,323,330,750
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 2,536,542
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$9,323,330,750 # of Portfolio Investments40 Portfolio Turnover Rate6% Total Advisory Fees Paid$2,536,542
Holdings [Text Block]

Asset Allocation

Value	Value
U.S. Mid Cap Equities	1.0
Real Estate Equities	1.5
Emerging Market Equities	2.5
Global Equities	4.0
International Fixed Income	4.3
High Yield Fixed Income	4.7
U.S. Small Cap Equities	6.5
International Developed Market Equities	13.8
Investment Grade Fixed Income	30.1
U.S. Large Cap Equities	31.6

Largest Holdings [Text Block]

Top 10 Holdings

BlackRock Bond Income Portfolio, Class A	7.4
PIMCO Total Return Portfolio, Class A	6.3
TCW Core Fixed Income Portfolio, Class A	5.2
MFS Value Portfolio, Class A	5.0
T. Rowe Price Large Cap Value Portfolio, Class A	4.5
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	4.3
Western Asset Management U.S. Government Portfolio, Class A	4.2
Invesco Comstock Portfolio, Class A	4.1
Harris Oakmark International Portfolio, Class A	3.8
Baillie Gifford International Stock Portfolio, Class A	3.5

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017816
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 80 Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 80 Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
AssetsNet	$ 8,375,222,066
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 2,280,992
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$8,375,222,066 # of Portfolio Investments41 Portfolio Turnover Rate7% Total Advisory Fees Paid$2,280,992
Holdings [Text Block]

Asset Allocation

Value	Value
International Fixed Income	2.0
Real Estate Equities	2.5
U.S. Mid Cap Equities	2.5
High Yield Fixed Income	3.3
Emerging Market Equities	3.5
Global Equities	4.4
U.S. Small Cap Equities	8.5
Investment Grade Fixed Income	13.2
International Developed Market Equities	18.5
U.S. Large Cap Equities	41.6

Largest Holdings [Text Block]

Top 10 Holdings

MFS Value Portfolio, Class A	5.8
T. Rowe Price Large Cap Value Portfolio, Class A	5.2
Invesco Comstock Portfolio, Class A	5.2
Jennison Growth Portfolio, Class A	4.9
Loomis Sayles Growth Portfolio, Class A	4.6
Harris Oakmark International Portfolio, Class A	4.5
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	4.5
Baillie Gifford International Stock Portfolio, Class A	4.5
Brighthouse/Wellington Large Cap Research Portfolio, Class A	4.3
BlackRock Bond Income Portfolio, Class A	4.2

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017817
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 80 Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 80 Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
AssetsNet	$ 8,375,222,066
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 2,280,992
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$8,375,222,066 # of Portfolio Investments41 Portfolio Turnover Rate7% Total Advisory Fees Paid$2,280,992
Holdings [Text Block]

Asset Allocation

Value	Value
International Fixed Income	2.0
Real Estate Equities	2.5
U.S. Mid Cap Equities	2.5
High Yield Fixed Income	3.3
Emerging Market Equities	3.5
Global Equities	4.4
U.S. Small Cap Equities	8.5
Investment Grade Fixed Income	13.2
International Developed Market Equities	18.5
U.S. Large Cap Equities	41.6

Largest Holdings [Text Block]

Top 10 Holdings

MFS Value Portfolio, Class A	5.8
T. Rowe Price Large Cap Value Portfolio, Class A	5.2
Invesco Comstock Portfolio, Class A	5.2
Jennison Growth Portfolio, Class A	4.9
Loomis Sayles Growth Portfolio, Class A	4.6
Harris Oakmark International Portfolio, Class A	4.5
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	4.5
Baillie Gifford International Stock Portfolio, Class A	4.5
Brighthouse/Wellington Large Cap Research Portfolio, Class A	4.3
BlackRock Bond Income Portfolio, Class A	4.2

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017787
Shareholder Report [Line Items]
Fund Name	Brighthouse/Artisan Mid Cap Value Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Artisan Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.77%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
AssetsNet	$ 741,588,879
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 2,758,217
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$741,588,879 # of Portfolio Investments81 Portfolio Turnover Rate7% Total Advisory Fees Paid$2,758,217
Holdings [Text Block]

Top 10 Sectors

Value	Value
Energy	2.4
Utilities	4.1
Real Estate	6.6
Consumer Staples	6.9
Health Care	9.5
Communication Services	10.8
Information Technology	11.1
Industrials	11.8
Consumer Discretionary	12.5
Financials	21.0

Largest Holdings [Text Block]

Top 10 Equity Holdings

Analog Devices, Inc.	4.6
First Citizens BancShares, Inc.	4.4
Vontier Corp.	3.2
Lamar Advertising Co.	3.0
U-Haul Holding Co. (Non-Voting Shares)	2.9
News Corp.	2.9
Arch Capital Group Ltd.	2.6
Expedia Group, Inc.	2.5
NOV, Inc.	2.4
Moelis & Co.	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017788
Shareholder Report [Line Items]
Fund Name	Brighthouse/Artisan Mid Cap Value Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Artisan Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$51	1.02%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%
AssetsNet	$ 741,588,879
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 2,758,217
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$741,588,879 # of Portfolio Investments81 Portfolio Turnover Rate7% Total Advisory Fees Paid$2,758,217
Holdings [Text Block]

Top 10 Sectors

Value	Value
Energy	2.4
Utilities	4.1
Real Estate	6.6
Consumer Staples	6.9
Health Care	9.5
Communication Services	10.8
Information Technology	11.1
Industrials	11.8
Consumer Discretionary	12.5
Financials	21.0

Largest Holdings [Text Block]

Top 10 Equity Holdings

Analog Devices, Inc.	4.6
First Citizens BancShares, Inc.	4.4
Vontier Corp.	3.2
Lamar Advertising Co.	3.0
U-Haul Holding Co. (Non-Voting Shares)	2.9
News Corp.	2.9
Arch Capital Group Ltd.	2.6
Expedia Group, Inc.	2.5
NOV, Inc.	2.4
Moelis & Co.	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017789
Shareholder Report [Line Items]
Fund Name	Brighthouse/Artisan Mid Cap Value Portfolio
Class Name	Class E
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Artisan Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$46	0.92%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
AssetsNet	$ 741,588,879
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 2,758,217
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$741,588,879 # of Portfolio Investments81 Portfolio Turnover Rate7% Total Advisory Fees Paid$2,758,217
Holdings [Text Block]

Top 10 Sectors

Value	Value
Energy	2.4
Utilities	4.1
Real Estate	6.6
Consumer Staples	6.9
Health Care	9.5
Communication Services	10.8
Information Technology	11.1
Industrials	11.8
Consumer Discretionary	12.5
Financials	21.0

Largest Holdings [Text Block]

Top 10 Equity Holdings

Analog Devices, Inc.	4.6
First Citizens BancShares, Inc.	4.4
Vontier Corp.	3.2
Lamar Advertising Co.	3.0
U-Haul Holding Co. (Non-Voting Shares)	2.9
News Corp.	2.9
Arch Capital Group Ltd.	2.6
Expedia Group, Inc.	2.5
NOV, Inc.	2.4
Moelis & Co.	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000069948
Shareholder Report [Line Items]
Fund Name	Brighthouse/Dimensional International Small Company Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Dimensional International Small Company Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
AssetsNet	$ 503,928,801
Holdings Count | Holding	3,628
Advisory Fees Paid, Amount	$ 1,676,846
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$503,928,801 # of Portfolio Investments3,628 Portfolio Turnover Rate4% Total Advisory Fees Paid$1,676,846
Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	3.6
Real Estate	4.2
Health Care	4.9
Energy	5.0
Consumer Staples	6.3
Information Technology	9.3
Materials	11.8
Consumer Discretionary	12.2
Financials	14.0
Industrials	24.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

Celestica, Inc.	0.3
Banco de Sabadell SA	0.3
PSP Swiss Property AG	0.3
Wartsila Oyj Abp	0.3
Swiss Prime Site AG	0.3
Helvetia Holding AG	0.3
Baloise Holding AG	0.3
Georg Fischer AG	0.3
Bankinter SA	0.3
LEG Immobilien SE	0.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000069949
Shareholder Report [Line Items]
Fund Name	Brighthouse/Dimensional International Small Company Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Dimensional International Small Company Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$53	1.05%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
AssetsNet	$ 503,928,801
Holdings Count | Holding	3,628
Advisory Fees Paid, Amount	$ 1,676,846
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$503,928,801 # of Portfolio Investments3,628 Portfolio Turnover Rate4% Total Advisory Fees Paid$1,676,846
Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	3.6
Real Estate	4.2
Health Care	4.9
Energy	5.0
Consumer Staples	6.3
Information Technology	9.3
Materials	11.8
Consumer Discretionary	12.2
Financials	14.0
Industrials	24.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

Celestica, Inc.	0.3
Banco de Sabadell SA	0.3
PSP Swiss Property AG	0.3
Wartsila Oyj Abp	0.3
Swiss Prime Site AG	0.3
Helvetia Holding AG	0.3
Baloise Holding AG	0.3
Georg Fischer AG	0.3
Bankinter SA	0.3
LEG Immobilien SE	0.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017830
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Balanced Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Wellington Balanced Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 1,199,009,219
Holdings Count | Holding	1,577
Advisory Fees Paid, Amount	$ 2,563,853
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,199,009,219 # of Portfolio Investments1,577 Portfolio Turnover Rate106% Total Advisory Fees Paid$2,563,853
Holdings [Text Block]

Top 10 Fixed Income Issuers

Federal National Mortgage Association	5.5
U.S. Treasury Bonds	3.8
Uniform Mortgage-Backed Security, TBA	2.7
Federal Home Loan Mortgage Corp.	2.3
Government National Mortgage Association	1.7
U.S. Treasury Notes	1.6
U.S. Treasury Inflation-Indexed Notes	1.2
Federal Home Loan Mortgage Corp. STACR REMICS Trust	0.5
U.S. Treasury Inflation-Indexed Bonds	0.5
Government National Mortgage Association, TBA	0.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Apple, Inc.	3.8
Microsoft Corp.	3.6
Amazon.com, Inc.	3.4
Alphabet, Inc.	3.2
NVIDIA Corp.	3.1
Eli Lilly & Co.	1.3
Exxon Mobil Corp.	1.2
Adobe, Inc.	1.2
TJX Cos., Inc.	0.9
Advanced Micro Devices, Inc.	0.9

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017831
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Balanced Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Wellington Balanced Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
AssetsNet	$ 1,199,009,219
Holdings Count | Holding	1,577
Advisory Fees Paid, Amount	$ 2,563,853
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,199,009,219 # of Portfolio Investments1,577 Portfolio Turnover Rate106% Total Advisory Fees Paid$2,563,853
Holdings [Text Block]

Top 10 Fixed Income Issuers

Federal National Mortgage Association	5.5
U.S. Treasury Bonds	3.8
Uniform Mortgage-Backed Security, TBA	2.7
Federal Home Loan Mortgage Corp.	2.3
Government National Mortgage Association	1.7
U.S. Treasury Notes	1.6
U.S. Treasury Inflation-Indexed Notes	1.2
Federal Home Loan Mortgage Corp. STACR REMICS Trust	0.5
U.S. Treasury Inflation-Indexed Bonds	0.5
Government National Mortgage Association, TBA	0.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Apple, Inc.	3.8
Microsoft Corp.	3.6
Amazon.com, Inc.	3.4
Alphabet, Inc.	3.2
NVIDIA Corp.	3.1
Eli Lilly & Co.	1.3
Exxon Mobil Corp.	1.2
Adobe, Inc.	1.2
TJX Cos., Inc.	0.9
Advanced Micro Devices, Inc.	0.9

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017832
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Balanced Portfolio
Class Name	Class E
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Wellington Balanced Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
AssetsNet	$ 1,199,009,219
Holdings Count | Holding	1,577
Advisory Fees Paid, Amount	$ 2,563,853
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,199,009,219 # of Portfolio Investments1,577 Portfolio Turnover Rate106% Total Advisory Fees Paid$2,563,853
Holdings [Text Block]

Top 10 Fixed Income Issuers

Federal National Mortgage Association	5.5
U.S. Treasury Bonds	3.8
Uniform Mortgage-Backed Security, TBA	2.7
Federal Home Loan Mortgage Corp.	2.3
Government National Mortgage Association	1.7
U.S. Treasury Notes	1.6
U.S. Treasury Inflation-Indexed Notes	1.2
Federal Home Loan Mortgage Corp. STACR REMICS Trust	0.5
U.S. Treasury Inflation-Indexed Bonds	0.5
Government National Mortgage Association, TBA	0.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Apple, Inc.	3.8
Microsoft Corp.	3.6
Amazon.com, Inc.	3.4
Alphabet, Inc.	3.2
NVIDIA Corp.	3.1
Eli Lilly & Co.	1.3
Exxon Mobil Corp.	1.2
Adobe, Inc.	1.2
TJX Cos., Inc.	0.9
Advanced Micro Devices, Inc.	0.9

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017772
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Core Equity Opportunities Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Wellington Core Equity Opportunities Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 3,044,274,729
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 8,691,635
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,044,274,729 # of Portfolio Investments46 Portfolio Turnover Rate7% Total Advisory Fees Paid$8,691,635
Holdings [Text Block]

Top Sectors

Value	Value
Real Estate	3.1
Materials	5.2
Consumer Discretionary	9.9
Consumer Staples	13.5
Financials	14.2
Information Technology	15.1
Health Care	18.5
Industrials	18.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

Microsoft Corp.	4.4
Stryker Corp.	3.6
Apple, Inc.	3.5
UnitedHealth Group, Inc.	3.4
Danaher Corp.	3.3
Honeywell International, Inc.	3.2
McDonald's Corp.	3.1
Linde PLC	3.1
Visa, Inc.	3.0
Texas Instruments, Inc.	2.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017773
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Core Equity Opportunities Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Wellington Core Equity Opportunities Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
AssetsNet	$ 3,044,274,729
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 8,691,635
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,044,274,729 # of Portfolio Investments46 Portfolio Turnover Rate7% Total Advisory Fees Paid$8,691,635
Holdings [Text Block]

Top Sectors

Value	Value
Real Estate	3.1
Materials	5.2
Consumer Discretionary	9.9
Consumer Staples	13.5
Financials	14.2
Information Technology	15.1
Health Care	18.5
Industrials	18.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

Microsoft Corp.	4.4
Stryker Corp.	3.6
Apple, Inc.	3.5
UnitedHealth Group, Inc.	3.4
Danaher Corp.	3.3
Honeywell International, Inc.	3.2
McDonald's Corp.	3.1
Linde PLC	3.1
Visa, Inc.	3.0
Texas Instruments, Inc.	2.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017774
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Core Equity Opportunities Portfolio
Class Name	Class E
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Wellington Core Equity Opportunities Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
AssetsNet	$ 3,044,274,729
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 8,691,635
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,044,274,729 # of Portfolio Investments46 Portfolio Turnover Rate7% Total Advisory Fees Paid$8,691,635
Holdings [Text Block]

Top Sectors

Value	Value
Real Estate	3.1
Materials	5.2
Consumer Discretionary	9.9
Consumer Staples	13.5
Financials	14.2
Information Technology	15.1
Health Care	18.5
Industrials	18.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

Microsoft Corp.	4.4
Stryker Corp.	3.6
Apple, Inc.	3.5
UnitedHealth Group, Inc.	3.4
Danaher Corp.	3.3
Honeywell International, Inc.	3.2
McDonald's Corp.	3.1
Linde PLC	3.1
Visa, Inc.	3.0
Texas Instruments, Inc.	2.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017769
Shareholder Report [Line Items]
Fund Name	Frontier Mid Cap Growth Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Frontier Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
AssetsNet	$ 1,041,342,800
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 3,541,795
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,041,342,800 # of Portfolio Investments119 Portfolio Turnover Rate20% Total Advisory Fees Paid$3,541,795
Holdings [Text Block]

Top 10 Sectors

Value	Value
Consumer Staples	1.2
Real Estate	1.8
Energy	2.2
Materials	3.5
Communication Services	3.6
Financials	10.2
Consumer Discretionary	13.3
Industrials	18.3
Health Care	20.4
Information Technology	23.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

Apollo Global Management, Inc.	3.1
FTAI Aviation Ltd.	2.6
Crowdstrike Holdings, Inc.	2.5
KKR & Co., Inc.	2.2
Monolithic Power Systems, Inc.	2.2
Fair Isaac Corp.	2.1
Natera, Inc.	2.0
Trade Desk, Inc.	1.9
Dexcom, Inc.	1.9
XPO, Inc.	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017770
Shareholder Report [Line Items]
Fund Name	Frontier Mid Cap Growth Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Frontier Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$49	0.96%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%
AssetsNet	$ 1,041,342,800
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 3,541,795
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,041,342,800 # of Portfolio Investments119 Portfolio Turnover Rate20% Total Advisory Fees Paid$3,541,795
Holdings [Text Block]

Top 10 Sectors

Value	Value
Consumer Staples	1.2
Real Estate	1.8
Energy	2.2
Materials	3.5
Communication Services	3.6
Financials	10.2
Consumer Discretionary	13.3
Industrials	18.3
Health Care	20.4
Information Technology	23.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

Apollo Global Management, Inc.	3.1
FTAI Aviation Ltd.	2.6
Crowdstrike Holdings, Inc.	2.5
KKR & Co., Inc.	2.2
Monolithic Power Systems, Inc.	2.2
Fair Isaac Corp.	2.1
Natera, Inc.	2.0
Trade Desk, Inc.	1.9
Dexcom, Inc.	1.9
XPO, Inc.	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030922
Shareholder Report [Line Items]
Fund Name	Frontier Mid Cap Growth Portfolio
Class Name	Class D
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Frontier Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$42	0.81%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%
AssetsNet	$ 1,041,342,800
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 3,541,795
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,041,342,800 # of Portfolio Investments119 Portfolio Turnover Rate20% Total Advisory Fees Paid$3,541,795
Holdings [Text Block]

Top 10 Sectors

Value	Value
Consumer Staples	1.2
Real Estate	1.8
Energy	2.2
Materials	3.5
Communication Services	3.6
Financials	10.2
Consumer Discretionary	13.3
Industrials	18.3
Health Care	20.4
Information Technology	23.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

Apollo Global Management, Inc.	3.1
FTAI Aviation Ltd.	2.6
Crowdstrike Holdings, Inc.	2.5
KKR & Co., Inc.	2.2
Monolithic Power Systems, Inc.	2.2
Fair Isaac Corp.	2.1
Natera, Inc.	2.0
Trade Desk, Inc.	1.9
Dexcom, Inc.	1.9
XPO, Inc.	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017771
Shareholder Report [Line Items]
Fund Name	Frontier Mid Cap Growth Portfolio
Class Name	Class E
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Frontier Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$44	0.86%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
AssetsNet	$ 1,041,342,800
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 3,541,795
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,041,342,800 # of Portfolio Investments119 Portfolio Turnover Rate20% Total Advisory Fees Paid$3,541,795
Holdings [Text Block]

Top 10 Sectors

Value	Value
Consumer Staples	1.2
Real Estate	1.8
Energy	2.2
Materials	3.5
Communication Services	3.6
Financials	10.2
Consumer Discretionary	13.3
Industrials	18.3
Health Care	20.4
Information Technology	23.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

Apollo Global Management, Inc.	3.1
FTAI Aviation Ltd.	2.6
Crowdstrike Holdings, Inc.	2.5
KKR & Co., Inc.	2.2
Monolithic Power Systems, Inc.	2.2
Fair Isaac Corp.	2.1
Natera, Inc.	2.0
Trade Desk, Inc.	1.9
Dexcom, Inc.	1.9
XPO, Inc.	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017793
Shareholder Report [Line Items]
Fund Name	Jennison Growth Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jennison Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.54%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.54%
AssetsNet	$ 2,979,289,952
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 7,278,752
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,979,289,952 # of Portfolio Investments73 Portfolio Turnover Rate17% Total Advisory Fees Paid$7,278,752
Holdings [Text Block]

Top Sectors

Value	Value
Consumer Staples	2.9
Industrials	3.8
Financials	6.9
Health Care	11.0
Communication Services	15.3
Consumer Discretionary	18.0
Information Technology	41.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	9.8
Amazon.com, Inc.	8.7
Microsoft Corp.	8.5
Apple, Inc.	5.3
Meta Platforms, Inc.	5.1
Broadcom, Inc.	4.8
Alphabet, Inc.	4.6
Eli Lilly & Co.	4.5
Netflix, Inc.	3.2
Visa, Inc.	2.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017794
Shareholder Report [Line Items]
Fund Name	Jennison Growth Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jennison Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$43	0.79%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.79%
AssetsNet	$ 2,979,289,952
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 7,278,752
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,979,289,952 # of Portfolio Investments73 Portfolio Turnover Rate17% Total Advisory Fees Paid$7,278,752
Holdings [Text Block]

Top Sectors

Value	Value
Consumer Staples	2.9
Industrials	3.8
Financials	6.9
Health Care	11.0
Communication Services	15.3
Consumer Discretionary	18.0
Information Technology	41.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	9.8
Amazon.com, Inc.	8.7
Microsoft Corp.	8.5
Apple, Inc.	5.3
Meta Platforms, Inc.	5.1
Broadcom, Inc.	4.8
Alphabet, Inc.	4.6
Eli Lilly & Co.	4.5
Netflix, Inc.	3.2
Visa, Inc.	2.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017795
Shareholder Report [Line Items]
Fund Name	Jennison Growth Portfolio
Class Name	Class E
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jennison Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$38	0.69%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.69%
AssetsNet	$ 2,979,289,952
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 7,278,752
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,979,289,952 # of Portfolio Investments73 Portfolio Turnover Rate17% Total Advisory Fees Paid$7,278,752
Holdings [Text Block]

Top Sectors

Value	Value
Consumer Staples	2.9
Industrials	3.8
Financials	6.9
Health Care	11.0
Communication Services	15.3
Consumer Discretionary	18.0
Information Technology	41.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	9.8
Amazon.com, Inc.	8.7
Microsoft Corp.	8.5
Apple, Inc.	5.3
Meta Platforms, Inc.	5.1
Broadcom, Inc.	4.8
Alphabet, Inc.	4.6
Eli Lilly & Co.	4.5
Netflix, Inc.	3.2
Visa, Inc.	2.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017799
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Core Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Loomis Sayles Small Cap Core Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 374,651,330
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 1,528,711
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$374,651,330 # of Portfolio Investments215 Portfolio Turnover Rate14% Total Advisory Fees Paid$1,528,711
Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	2.6
Real Estate	2.8
Materials	3.6
Consumer Staples	4.2
Consumer Discretionary	8.1
Energy	10.9
Information Technology	11.5
Health Care	12.2
Financials	16.0
Industrials	24.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Weatherford International PLC	2.5
Moog, Inc.	1.6
Vontier Corp.	1.4
Noble Corp. PLC	1.2
U.S. Cellular Corp.	1.2
Tidewater, Inc.	1.2
Tenet Healthcare Corp.	1.2
Northern Oil & Gas, Inc.	1.1
Arcosa, Inc.	1.1
Federal Agricultural Mortgage Corp.	1.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017800
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Core Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Loomis Sayles Small Cap Core Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$59	1.15%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
AssetsNet	$ 374,651,330
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 1,528,711
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$374,651,330 # of Portfolio Investments215 Portfolio Turnover Rate14% Total Advisory Fees Paid$1,528,711
Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	2.6
Real Estate	2.8
Materials	3.6
Consumer Staples	4.2
Consumer Discretionary	8.1
Energy	10.9
Information Technology	11.5
Health Care	12.2
Financials	16.0
Industrials	24.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Weatherford International PLC	2.5
Moog, Inc.	1.6
Vontier Corp.	1.4
Noble Corp. PLC	1.2
U.S. Cellular Corp.	1.2
Tidewater, Inc.	1.2
Tenet Healthcare Corp.	1.2
Northern Oil & Gas, Inc.	1.1
Arcosa, Inc.	1.1
Federal Agricultural Mortgage Corp.	1.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017801
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Core Portfolio
Class Name	Class E
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Loomis Sayles Small Cap Core Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
AssetsNet	$ 374,651,330
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 1,528,711
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$374,651,330 # of Portfolio Investments215 Portfolio Turnover Rate14% Total Advisory Fees Paid$1,528,711
Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	2.6
Real Estate	2.8
Materials	3.6
Consumer Staples	4.2
Consumer Discretionary	8.1
Energy	10.9
Information Technology	11.5
Health Care	12.2
Financials	16.0
Industrials	24.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Weatherford International PLC	2.5
Moog, Inc.	1.6
Vontier Corp.	1.4
Noble Corp. PLC	1.2
U.S. Cellular Corp.	1.2
Tidewater, Inc.	1.2
Tenet Healthcare Corp.	1.2
Northern Oil & Gas, Inc.	1.1
Arcosa, Inc.	1.1
Federal Agricultural Mortgage Corp.	1.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017784
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Growth Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Loomis Sayles Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
AssetsNet	$ 353,767,054
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 1,485,992
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$353,767,054 # of Portfolio Investments111 Portfolio Turnover Rate17% Total Advisory Fees Paid$1,485,992
Holdings [Text Block]

Top Sectors

Value	Value
Materials	2.1
Consumer Staples	5.5
Energy	6.1
Financials	7.9
Consumer Discretionary	11.2
Information Technology	19.6
Health Care	22.0
Industrials	22.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

MACOM Technology Solutions Holdings, Inc.	2.3
Weatherford International PLC	1.9
Casella Waste Systems, Inc.	1.8
Onto Innovation, Inc.	1.7
Medpace Holdings, Inc.	1.6
Varonis Systems, Inc.	1.6
Merit Medical Systems, Inc.	1.6
Hamilton Lane, Inc.	1.6
Vertex, Inc.	1.5
Applied Industrial Technologies, Inc.	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017785
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Growth Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Loomis Sayles Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$58	1.13%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%
AssetsNet	$ 353,767,054
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 1,485,992
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$353,767,054 # of Portfolio Investments111 Portfolio Turnover Rate17% Total Advisory Fees Paid$1,485,992
Holdings [Text Block]

Top Sectors

Value	Value
Materials	2.1
Consumer Staples	5.5
Energy	6.1
Financials	7.9
Consumer Discretionary	11.2
Information Technology	19.6
Health Care	22.0
Industrials	22.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

MACOM Technology Solutions Holdings, Inc.	2.3
Weatherford International PLC	1.9
Casella Waste Systems, Inc.	1.8
Onto Innovation, Inc.	1.7
Medpace Holdings, Inc.	1.6
Varonis Systems, Inc.	1.6
Merit Medical Systems, Inc.	1.6
Hamilton Lane, Inc.	1.6
Vertex, Inc.	1.5
Applied Industrial Technologies, Inc.	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017786
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Growth Portfolio
Class Name	Class E
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Loomis Sayles Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$53	1.03%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
AssetsNet	$ 353,767,054
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 1,485,992
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$353,767,054 # of Portfolio Investments111 Portfolio Turnover Rate17% Total Advisory Fees Paid$1,485,992
Holdings [Text Block]

Top Sectors

Value	Value
Materials	2.1
Consumer Staples	5.5
Energy	6.1
Financials	7.9
Consumer Discretionary	11.2
Information Technology	19.6
Health Care	22.0
Industrials	22.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

MACOM Technology Solutions Holdings, Inc.	2.3
Weatherford International PLC	1.9
Casella Waste Systems, Inc.	1.8
Onto Innovation, Inc.	1.7
Medpace Holdings, Inc.	1.6
Varonis Systems, Inc.	1.6
Merit Medical Systems, Inc.	1.6
Hamilton Lane, Inc.	1.6
Vertex, Inc.	1.5
Applied Industrial Technologies, Inc.	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017796
Shareholder Report [Line Items]
Fund Name	MetLife Aggregate Bond Index Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Aggregate Bond Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
AssetsNet	$ 1,890,056,873
Holdings Count | Holding	1,391
Advisory Fees Paid, Amount	$ 2,285,808
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,890,056,873 # of Portfolio Investments1,391 Portfolio Turnover Rate9% Total Advisory Fees Paid$2,285,808
Holdings [Text Block]

Asset Allocation

Value	Value
Short-Term Investments	0.3
Asset-Backed Securities	0.4
Municipals	0.5
Mortgage-Backed Securities	0.8
Foreign Government	1.5
Corporate Bonds & Notes	25.8
U.S. Treasury & Government Agencies	70.0

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	33.8
Federal National Mortgage Association	13.6
U.S. Treasury Bonds	8.8
Federal Home Loan Mortgage Corp.	6.7
Government National Mortgage Association	5.6
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	0.7
Bank of America Corp.	0.6
JPMorgan Chase & Co.	0.6
Wells Fargo & Co.	0.4
Citigroup, Inc.	0.4

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017797
Shareholder Report [Line Items]
Fund Name	MetLife Aggregate Bond Index Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Aggregate Bond Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$26	0.53%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
AssetsNet	$ 1,890,056,873
Holdings Count | Holding	1,391
Advisory Fees Paid, Amount	$ 2,285,808
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,890,056,873 # of Portfolio Investments1,391 Portfolio Turnover Rate9% Total Advisory Fees Paid$2,285,808
Holdings [Text Block]

Asset Allocation

Value	Value
Short-Term Investments	0.3
Asset-Backed Securities	0.4
Municipals	0.5
Mortgage-Backed Securities	0.8
Foreign Government	1.5
Corporate Bonds & Notes	25.8
U.S. Treasury & Government Agencies	70.0

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	33.8
Federal National Mortgage Association	13.6
U.S. Treasury Bonds	8.8
Federal Home Loan Mortgage Corp.	6.7
Government National Mortgage Association	5.6
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	0.7
Bank of America Corp.	0.6
JPMorgan Chase & Co.	0.6
Wells Fargo & Co.	0.4
Citigroup, Inc.	0.4

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017798
Shareholder Report [Line Items]
Fund Name	MetLife Aggregate Bond Index Portfolio
Class Name	Class E
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Aggregate Bond Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$21	0.43%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%
AssetsNet	$ 1,890,056,873
Holdings Count | Holding	1,391
Advisory Fees Paid, Amount	$ 2,285,808
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,890,056,873 # of Portfolio Investments1,391 Portfolio Turnover Rate9% Total Advisory Fees Paid$2,285,808
Holdings [Text Block]

Asset Allocation

Value	Value
Short-Term Investments	0.3
Asset-Backed Securities	0.4
Municipals	0.5
Mortgage-Backed Securities	0.8
Foreign Government	1.5
Corporate Bonds & Notes	25.8
U.S. Treasury & Government Agencies	70.0

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	33.8
Federal National Mortgage Association	13.6
U.S. Treasury Bonds	8.8
Federal Home Loan Mortgage Corp.	6.7
Government National Mortgage Association	5.6
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	0.7
Bank of America Corp.	0.6
JPMorgan Chase & Co.	0.6
Wells Fargo & Co.	0.4
Citigroup, Inc.	0.4

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000075817
Shareholder Report [Line Items]
Fund Name	MetLife Aggregate Bond Index Portfolio
Class Name	Class G
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Aggregate Bond Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 1,890,056,873
Holdings Count | Holding	1,391
Advisory Fees Paid, Amount	$ 2,285,808
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,890,056,873 # of Portfolio Investments1,391 Portfolio Turnover Rate9% Total Advisory Fees Paid$2,285,808
Holdings [Text Block]

Asset Allocation

Value	Value
Short-Term Investments	0.3
Asset-Backed Securities	0.4
Municipals	0.5
Mortgage-Backed Securities	0.8
Foreign Government	1.5
Corporate Bonds & Notes	25.8
U.S. Treasury & Government Agencies	70.0

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	33.8
Federal National Mortgage Association	13.6
U.S. Treasury Bonds	8.8
Federal Home Loan Mortgage Corp.	6.7
Government National Mortgage Association	5.6
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	0.7
Bank of America Corp.	0.6
JPMorgan Chase & Co.	0.6
Wells Fargo & Co.	0.4
Citigroup, Inc.	0.4

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017811
Shareholder Report [Line Items]
Fund Name	MetLife Mid Cap Stock Index Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Mid Cap Stock Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 1,021,886,767
Holdings Count | Holding	443
Advisory Fees Paid, Amount	$ 1,275,197
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,021,886,767 # of Portfolio Investments443 Portfolio Turnover Rate17% Total Advisory Fees Paid$1,275,197
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.5
Consumer Staples	4.5
Energy	5.7
Materials	6.2
Real Estate	6.7
Health Care	8.8
Information Technology	9.1
Consumer Discretionary	14.0
Financials	15.3
Industrials	21.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

SPDR S&P MidCap 400 ETF Trust	2.6
Pure Storage, Inc.	0.7
Carlisle Cos., Inc.	0.7
Williams-Sonoma, Inc.	0.7
EMCOR Group, Inc.	0.6
Lennox International, Inc.	0.6
Illumina, Inc.	0.6
Reliance, Inc.	0.6
BioMarin Pharmaceutical, Inc.	0.6
Burlington Stores, Inc.	0.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017812
Shareholder Report [Line Items]
Fund Name	MetLife Mid Cap Stock Index Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Mid Cap Stock Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 1,021,886,767
Holdings Count | Holding	443
Advisory Fees Paid, Amount	$ 1,275,197
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,021,886,767 # of Portfolio Investments443 Portfolio Turnover Rate17% Total Advisory Fees Paid$1,275,197
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.5
Consumer Staples	4.5
Energy	5.7
Materials	6.2
Real Estate	6.7
Health Care	8.8
Information Technology	9.1
Consumer Discretionary	14.0
Financials	15.3
Industrials	21.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

SPDR S&P MidCap 400 ETF Trust	2.6
Pure Storage, Inc.	0.7
Carlisle Cos., Inc.	0.7
Williams-Sonoma, Inc.	0.7
EMCOR Group, Inc.	0.6
Lennox International, Inc.	0.6
Illumina, Inc.	0.6
Reliance, Inc.	0.6
BioMarin Pharmaceutical, Inc.	0.6
Burlington Stores, Inc.	0.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017813
Shareholder Report [Line Items]
Fund Name	MetLife Mid Cap Stock Index Portfolio
Class Name	Class E
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Mid Cap Stock Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 1,021,886,767
Holdings Count | Holding	443
Advisory Fees Paid, Amount	$ 1,275,197
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,021,886,767 # of Portfolio Investments443 Portfolio Turnover Rate17% Total Advisory Fees Paid$1,275,197
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.5
Consumer Staples	4.5
Energy	5.7
Materials	6.2
Real Estate	6.7
Health Care	8.8
Information Technology	9.1
Consumer Discretionary	14.0
Financials	15.3
Industrials	21.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

SPDR S&P MidCap 400 ETF Trust	2.6
Pure Storage, Inc.	0.7
Carlisle Cos., Inc.	0.7
Williams-Sonoma, Inc.	0.7
EMCOR Group, Inc.	0.6
Lennox International, Inc.	0.6
Illumina, Inc.	0.6
Reliance, Inc.	0.6
BioMarin Pharmaceutical, Inc.	0.6
Burlington Stores, Inc.	0.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000075818
Shareholder Report [Line Items]
Fund Name	MetLife Mid Cap Stock Index Portfolio
Class Name	Class G
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Mid Cap Stock Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 1,021,886,767
Holdings Count | Holding	443
Advisory Fees Paid, Amount	$ 1,275,197
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,021,886,767 # of Portfolio Investments443 Portfolio Turnover Rate17% Total Advisory Fees Paid$1,275,197
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.5
Consumer Staples	4.5
Energy	5.7
Materials	6.2
Real Estate	6.7
Health Care	8.8
Information Technology	9.1
Consumer Discretionary	14.0
Financials	15.3
Industrials	21.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

SPDR S&P MidCap 400 ETF Trust	2.6
Pure Storage, Inc.	0.7
Carlisle Cos., Inc.	0.7
Williams-Sonoma, Inc.	0.7
EMCOR Group, Inc.	0.6
Lennox International, Inc.	0.6
Illumina, Inc.	0.6
Reliance, Inc.	0.6
BioMarin Pharmaceutical, Inc.	0.6
Burlington Stores, Inc.	0.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017827
Shareholder Report [Line Items]
Fund Name	MetLife MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife MSCI EAFE® Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 943,591,288
Holdings Count | Holding	757
Advisory Fees Paid, Amount	$ 1,410,729
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$943,591,288 # of Portfolio Investments757 Portfolio Turnover Rate6% Total Advisory Fees Paid$1,410,729
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	3.0
Communication Services	3.9
Energy	4.0
Materials	6.4
Consumer Staples	8.1
Information Technology	9.1
Consumer Discretionary	11.0
Health Care	12.9
Industrials	16.2
Financials	19.0

Largest Holdings [Text Block]

Top 10 Equity Holdings

Novo Nordisk AS	2.7
ASML Holding NV	2.4
iShares MSCI EAFE ETF	2.4
Nestle SA	1.6
AstraZeneca PLC	1.4
Shell PLC	1.3
Toyota Motor Corp.	1.3
SAP SE	1.2
LVMH Moet Hennessy Louis Vuitton SE	1.2
Novartis AG	1.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017828
Shareholder Report [Line Items]
Fund Name	MetLife MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife MSCI EAFE® Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 943,591,288
Holdings Count | Holding	757
Advisory Fees Paid, Amount	$ 1,410,729
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$943,591,288 # of Portfolio Investments757 Portfolio Turnover Rate6% Total Advisory Fees Paid$1,410,729
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	3.0
Communication Services	3.9
Energy	4.0
Materials	6.4
Consumer Staples	8.1
Information Technology	9.1
Consumer Discretionary	11.0
Health Care	12.9
Industrials	16.2
Financials	19.0

Largest Holdings [Text Block]

Top 10 Equity Holdings

Novo Nordisk AS	2.7
ASML Holding NV	2.4
iShares MSCI EAFE ETF	2.4
Nestle SA	1.6
AstraZeneca PLC	1.4
Shell PLC	1.3
Toyota Motor Corp.	1.3
SAP SE	1.2
LVMH Moet Hennessy Louis Vuitton SE	1.2
Novartis AG	1.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017829
Shareholder Report [Line Items]
Fund Name	MetLife MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index Portfolio
Class Name	Class E
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife MSCI EAFE® Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 943,591,288
Holdings Count | Holding	757
Advisory Fees Paid, Amount	$ 1,410,729
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$943,591,288 # of Portfolio Investments757 Portfolio Turnover Rate6% Total Advisory Fees Paid$1,410,729
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	3.0
Communication Services	3.9
Energy	4.0
Materials	6.4
Consumer Staples	8.1
Information Technology	9.1
Consumer Discretionary	11.0
Health Care	12.9
Industrials	16.2
Financials	19.0

Largest Holdings [Text Block]

Top 10 Equity Holdings

Novo Nordisk AS	2.7
ASML Holding NV	2.4
iShares MSCI EAFE ETF	2.4
Nestle SA	1.6
AstraZeneca PLC	1.4
Shell PLC	1.3
Toyota Motor Corp.	1.3
SAP SE	1.2
LVMH Moet Hennessy Louis Vuitton SE	1.2
Novartis AG	1.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000075820
Shareholder Report [Line Items]
Fund Name	MetLife MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index Portfolio
Class Name	Class G
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife MSCI EAFE® Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 943,591,288
Holdings Count | Holding	757
Advisory Fees Paid, Amount	$ 1,410,729
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$943,591,288 # of Portfolio Investments757 Portfolio Turnover Rate6% Total Advisory Fees Paid$1,410,729
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	3.0
Communication Services	3.9
Energy	4.0
Materials	6.4
Consumer Staples	8.1
Information Technology	9.1
Consumer Discretionary	11.0
Health Care	12.9
Industrials	16.2
Financials	19.0

Largest Holdings [Text Block]

Top 10 Equity Holdings

Novo Nordisk AS	2.7
ASML Holding NV	2.4
iShares MSCI EAFE ETF	2.4
Nestle SA	1.6
AstraZeneca PLC	1.4
Shell PLC	1.3
Toyota Motor Corp.	1.3
SAP SE	1.2
LVMH Moet Hennessy Louis Vuitton SE	1.2
Novartis AG	1.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017839
Shareholder Report [Line Items]
Fund Name	MetLife Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Russell 2000® Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
AssetsNet	$ 840,561,197
Holdings Count | Holding	1,890
Advisory Fees Paid, Amount	$ 1,045,667
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$840,561,197 # of Portfolio Investments1,890 Portfolio Turnover Rate19% Total Advisory Fees Paid$1,045,667
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.6
Consumer Staples	2.6
Materials	4.3
Real Estate	5.7
Energy	6.3
Consumer Discretionary	9.5
Information Technology	12.6
Industrials	16.2
Health Care	16.3
Financials	16.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

iShares Russell 2000 ETF	2.8
Insmed, Inc.	0.4
FTAI Aviation Ltd.	0.4
Abercrombie & Fitch Co.	0.4
Fabrinet	0.4
Sprouts Farmers Market, Inc.	0.3
Vaxcyte, Inc.	0.3
Applied Industrial Technologies, Inc.	0.3
Fluor Corp.	0.3
HealthEquity, Inc.	0.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017840
Shareholder Report [Line Items]
Fund Name	MetLife Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Russell 2000® Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$28	0.56%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
AssetsNet	$ 840,561,197
Holdings Count | Holding	1,890
Advisory Fees Paid, Amount	$ 1,045,667
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$840,561,197 # of Portfolio Investments1,890 Portfolio Turnover Rate19% Total Advisory Fees Paid$1,045,667
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.6
Consumer Staples	2.6
Materials	4.3
Real Estate	5.7
Energy	6.3
Consumer Discretionary	9.5
Information Technology	12.6
Industrials	16.2
Health Care	16.3
Financials	16.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

iShares Russell 2000 ETF	2.8
Insmed, Inc.	0.4
FTAI Aviation Ltd.	0.4
Abercrombie & Fitch Co.	0.4
Fabrinet	0.4
Sprouts Farmers Market, Inc.	0.3
Vaxcyte, Inc.	0.3
Applied Industrial Technologies, Inc.	0.3
Fluor Corp.	0.3
HealthEquity, Inc.	0.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017841
Shareholder Report [Line Items]
Fund Name	MetLife Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index Portfolio
Class Name	Class E
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Russell 2000® Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
AssetsNet	$ 840,561,197
Holdings Count | Holding	1,890
Advisory Fees Paid, Amount	$ 1,045,667
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$840,561,197 # of Portfolio Investments1,890 Portfolio Turnover Rate19% Total Advisory Fees Paid$1,045,667
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.6
Consumer Staples	2.6
Materials	4.3
Real Estate	5.7
Energy	6.3
Consumer Discretionary	9.5
Information Technology	12.6
Industrials	16.2
Health Care	16.3
Financials	16.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

iShares Russell 2000 ETF	2.8
Insmed, Inc.	0.4
FTAI Aviation Ltd.	0.4
Abercrombie & Fitch Co.	0.4
Fabrinet	0.4
Sprouts Farmers Market, Inc.	0.3
Vaxcyte, Inc.	0.3
Applied Industrial Technologies, Inc.	0.3
Fluor Corp.	0.3
HealthEquity, Inc.	0.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000075821
Shareholder Report [Line Items]
Fund Name	MetLife Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index Portfolio
Class Name	Class G
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Russell 2000® Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 840,561,197
Holdings Count | Holding	1,890
Advisory Fees Paid, Amount	$ 1,045,667
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$840,561,197 # of Portfolio Investments1,890 Portfolio Turnover Rate19% Total Advisory Fees Paid$1,045,667
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.6
Consumer Staples	2.6
Materials	4.3
Real Estate	5.7
Energy	6.3
Consumer Discretionary	9.5
Information Technology	12.6
Industrials	16.2
Health Care	16.3
Financials	16.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

iShares Russell 2000 ETF	2.8
Insmed, Inc.	0.4
FTAI Aviation Ltd.	0.4
Abercrombie & Fitch Co.	0.4
Fabrinet	0.4
Sprouts Farmers Market, Inc.	0.3
Vaxcyte, Inc.	0.3
Applied Industrial Technologies, Inc.	0.3
Fluor Corp.	0.3
HealthEquity, Inc.	0.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017818
Shareholder Report [Line Items]
Fund Name	MetLife Stock Index Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$14	0.26%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%
AssetsNet	$ 7,999,994,818
Holdings Count | Holding	554
Advisory Fees Paid, Amount	$ 9,133,575
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$7,999,994,818 # of Portfolio Investments554 Portfolio Turnover Rate7% Total Advisory Fees Paid$9,133,575
Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	2.1
Utilities	2.3
Energy	3.6
Consumer Staples	5.7
Industrials	8.0
Communication Services	9.2
Consumer Discretionary	10.0
Health Care	11.6
Financials	13.0
Information Technology	32.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

Microsoft Corp.	7.2
NVIDIA Corp.	6.6
Apple, Inc.	6.5
Alphabet, Inc.	4.2
Amazon.com, Inc.	3.8
Meta Platforms, Inc.	2.4
Berkshire Hathaway, Inc.	1.6
Eli Lilly & Co.	1.6
Broadcom, Inc.	1.5
JPMorgan Chase & Co.	1.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017819
Shareholder Report [Line Items]
Fund Name	MetLife Stock Index Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$27	0.51%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%
AssetsNet	$ 7,999,994,818
Holdings Count | Holding	554
Advisory Fees Paid, Amount	$ 9,133,575
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$7,999,994,818 # of Portfolio Investments554 Portfolio Turnover Rate7% Total Advisory Fees Paid$9,133,575
Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	2.1
Utilities	2.3
Energy	3.6
Consumer Staples	5.7
Industrials	8.0
Communication Services	9.2
Consumer Discretionary	10.0
Health Care	11.6
Financials	13.0
Information Technology	32.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

Microsoft Corp.	7.2
NVIDIA Corp.	6.6
Apple, Inc.	6.5
Alphabet, Inc.	4.2
Amazon.com, Inc.	3.8
Meta Platforms, Inc.	2.4
Berkshire Hathaway, Inc.	1.6
Eli Lilly & Co.	1.6
Broadcom, Inc.	1.5
JPMorgan Chase & Co.	1.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000075819
Shareholder Report [Line Items]
Fund Name	MetLife Stock Index Portfolio
Class Name	Class D
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
AssetsNet	$ 7,999,994,818
Holdings Count | Holding	554
Advisory Fees Paid, Amount	$ 9,133,575
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$7,999,994,818 # of Portfolio Investments554 Portfolio Turnover Rate7% Total Advisory Fees Paid$9,133,575
Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	2.1
Utilities	2.3
Energy	3.6
Consumer Staples	5.7
Industrials	8.0
Communication Services	9.2
Consumer Discretionary	10.0
Health Care	11.6
Financials	13.0
Information Technology	32.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

Microsoft Corp.	7.2
NVIDIA Corp.	6.6
Apple, Inc.	6.5
Alphabet, Inc.	4.2
Amazon.com, Inc.	3.8
Meta Platforms, Inc.	2.4
Berkshire Hathaway, Inc.	1.6
Eli Lilly & Co.	1.6
Broadcom, Inc.	1.5
JPMorgan Chase & Co.	1.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017820
Shareholder Report [Line Items]
Fund Name	MetLife Stock Index Portfolio
Class Name	Class E
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$22	0.41%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.41%
AssetsNet	$ 7,999,994,818
Holdings Count | Holding	554
Advisory Fees Paid, Amount	$ 9,133,575
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$7,999,994,818 # of Portfolio Investments554 Portfolio Turnover Rate7% Total Advisory Fees Paid$9,133,575
Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	2.1
Utilities	2.3
Energy	3.6
Consumer Staples	5.7
Industrials	8.0
Communication Services	9.2
Consumer Discretionary	10.0
Health Care	11.6
Financials	13.0
Information Technology	32.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

Microsoft Corp.	7.2
NVIDIA Corp.	6.6
Apple, Inc.	6.5
Alphabet, Inc.	4.2
Amazon.com, Inc.	3.8
Meta Platforms, Inc.	2.4
Berkshire Hathaway, Inc.	1.6
Eli Lilly & Co.	1.6
Broadcom, Inc.	1.5
JPMorgan Chase & Co.	1.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000150812
Shareholder Report [Line Items]
Fund Name	MetLife Stock Index Portfolio
Class Name	Class G
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$30	0.56%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.56%
AssetsNet	$ 7,999,994,818
Holdings Count | Holding	554
Advisory Fees Paid, Amount	$ 9,133,575
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$7,999,994,818 # of Portfolio Investments554 Portfolio Turnover Rate7% Total Advisory Fees Paid$9,133,575
Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	2.1
Utilities	2.3
Energy	3.6
Consumer Staples	5.7
Industrials	8.0
Communication Services	9.2
Consumer Discretionary	10.0
Health Care	11.6
Financials	13.0
Information Technology	32.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

Microsoft Corp.	7.2
NVIDIA Corp.	6.6
Apple, Inc.	6.5
Alphabet, Inc.	4.2
Amazon.com, Inc.	3.8
Meta Platforms, Inc.	2.4
Berkshire Hathaway, Inc.	1.6
Eli Lilly & Co.	1.6
Broadcom, Inc.	1.5
JPMorgan Chase & Co.	1.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017824
Shareholder Report [Line Items]
Fund Name	MFS<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Total Return Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MFS® Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
AssetsNet	$ 606,490,891
Holdings Count | Holding	871
Advisory Fees Paid, Amount	$ 1,673,619
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$606,490,891 # of Portfolio Investments871 Portfolio Turnover Rate20% Total Advisory Fees Paid$1,673,619
Holdings [Text Block]

Top 10 Fixed Income Issuers

Federal National Mortgage Association	6.5
U.S. Treasury Bonds	3.7
U.S. Treasury Notes	3.1
Federal Home Loan Mortgage Corp.	3.1
Government National Mortgage Association	2.8
LoanCore Issuer Ltd.	0.9
OCP CLO Ltd.	0.7
JPMorgan Chase & Co.	0.6
Arbor Realty Commercial Real Estate Notes Ltd.	0.4
BSPRT Issuer Ltd.	0.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

Goldman Sachs Group, Inc.	2.3
JPMorgan Chase & Co.	2.1
Charles Schwab Corp.	1.9
Microsoft Corp.	1.9
Cigna Group	1.7
Bank of America Corp.	1.6
Comcast Corp.	1.5
Johnson Controls International PLC	1.5
Johnson & Johnson	1.4
Medtronic PLC	1.4

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017825
Shareholder Report [Line Items]
Fund Name	MFS<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Total Return Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MFS® Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
AssetsNet	$ 606,490,891
Holdings Count | Holding	871
Advisory Fees Paid, Amount	$ 1,673,619
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$606,490,891 # of Portfolio Investments871 Portfolio Turnover Rate20% Total Advisory Fees Paid$1,673,619
Holdings [Text Block]

Top 10 Fixed Income Issuers

Federal National Mortgage Association	6.5
U.S. Treasury Bonds	3.7
U.S. Treasury Notes	3.1
Federal Home Loan Mortgage Corp.	3.1
Government National Mortgage Association	2.8
LoanCore Issuer Ltd.	0.9
OCP CLO Ltd.	0.7
JPMorgan Chase & Co.	0.6
Arbor Realty Commercial Real Estate Notes Ltd.	0.4
BSPRT Issuer Ltd.	0.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

Goldman Sachs Group, Inc.	2.3
JPMorgan Chase & Co.	2.1
Charles Schwab Corp.	1.9
Microsoft Corp.	1.9
Cigna Group	1.7
Bank of America Corp.	1.6
Comcast Corp.	1.5
Johnson Controls International PLC	1.5
Johnson & Johnson	1.4
Medtronic PLC	1.4

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017826
Shareholder Report [Line Items]
Fund Name	MFS<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Total Return Portfolio
Class Name	Class E
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MFS® Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
AssetsNet	$ 606,490,891
Holdings Count | Holding	871
Advisory Fees Paid, Amount	$ 1,673,619
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$606,490,891 # of Portfolio Investments871 Portfolio Turnover Rate20% Total Advisory Fees Paid$1,673,619
Holdings [Text Block]

Top 10 Fixed Income Issuers

Federal National Mortgage Association	6.5
U.S. Treasury Bonds	3.7
U.S. Treasury Notes	3.1
Federal Home Loan Mortgage Corp.	3.1
Government National Mortgage Association	2.8
LoanCore Issuer Ltd.	0.9
OCP CLO Ltd.	0.7
JPMorgan Chase & Co.	0.6
Arbor Realty Commercial Real Estate Notes Ltd.	0.4
BSPRT Issuer Ltd.	0.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

Goldman Sachs Group, Inc.	2.3
JPMorgan Chase & Co.	2.1
Charles Schwab Corp.	1.9
Microsoft Corp.	1.9
Cigna Group	1.7
Bank of America Corp.	1.6
Comcast Corp.	1.5
Johnson Controls International PLC	1.5
Johnson & Johnson	1.4
Medtronic PLC	1.4

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030927
Shareholder Report [Line Items]
Fund Name	MFS<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Total Return Portfolio
Class Name	Class F
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MFS® Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$41	0.82%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
AssetsNet	$ 606,490,891
Holdings Count | Holding	871
Advisory Fees Paid, Amount	$ 1,673,619
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$606,490,891 # of Portfolio Investments871 Portfolio Turnover Rate20% Total Advisory Fees Paid$1,673,619
Holdings [Text Block]

Top 10 Fixed Income Issuers

Federal National Mortgage Association	6.5
U.S. Treasury Bonds	3.7
U.S. Treasury Notes	3.1
Federal Home Loan Mortgage Corp.	3.1
Government National Mortgage Association	2.8
LoanCore Issuer Ltd.	0.9
OCP CLO Ltd.	0.7
JPMorgan Chase & Co.	0.6
Arbor Realty Commercial Real Estate Notes Ltd.	0.4
BSPRT Issuer Ltd.	0.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

Goldman Sachs Group, Inc.	2.3
JPMorgan Chase & Co.	2.1
Charles Schwab Corp.	1.9
Microsoft Corp.	1.9
Cigna Group	1.7
Bank of America Corp.	1.6
Comcast Corp.	1.5
Johnson Controls International PLC	1.5
Johnson & Johnson	1.4
Medtronic PLC	1.4

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017790
Shareholder Report [Line Items]
Fund Name	MFS<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MFS® Value Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
AssetsNet	$ 2,709,862,497
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 7,675,849
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,709,862,497 # of Portfolio Investments94 Portfolio Turnover Rate7% Total Advisory Fees Paid$7,675,849
Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	1.8
Materials	2.9
Consumer Discretionary	3.2
Energy	6.7
Utilities	7.7
Consumer Staples	8.3
Information Technology	8.7
Health Care	14.9
Industrials	16.8
Financials	26.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

JPMorgan Chase & Co.	5.0
Progressive Corp.	3.5
Cigna Group	2.9
McKesson Corp.	2.7
ConocoPhillips	2.5
Marsh & McLennan Cos., Inc.	2.4
Aon PLC	2.2
Analog Devices, Inc.	2.2
General Dynamics Corp.	2.1
Johnson & Johnson	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017791
Shareholder Report [Line Items]
Fund Name	MFS<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MFS® Value Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
AssetsNet	$ 2,709,862,497
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 7,675,849
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,709,862,497 # of Portfolio Investments94 Portfolio Turnover Rate7% Total Advisory Fees Paid$7,675,849
Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	1.8
Materials	2.9
Consumer Discretionary	3.2
Energy	6.7
Utilities	7.7
Consumer Staples	8.3
Information Technology	8.7
Health Care	14.9
Industrials	16.8
Financials	26.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

JPMorgan Chase & Co.	5.0
Progressive Corp.	3.5
Cigna Group	2.9
McKesson Corp.	2.7
ConocoPhillips	2.5
Marsh & McLennan Cos., Inc.	2.4
Aon PLC	2.2
Analog Devices, Inc.	2.2
General Dynamics Corp.	2.1
Johnson & Johnson	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000124380
Shareholder Report [Line Items]
Fund Name	MFS<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Portfolio
Class Name	Class D
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MFS® Value Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 2,709,862,497
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 7,675,849
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,709,862,497 # of Portfolio Investments94 Portfolio Turnover Rate7% Total Advisory Fees Paid$7,675,849
Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	1.8
Materials	2.9
Consumer Discretionary	3.2
Energy	6.7
Utilities	7.7
Consumer Staples	8.3
Information Technology	8.7
Health Care	14.9
Industrials	16.8
Financials	26.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

JPMorgan Chase & Co.	5.0
Progressive Corp.	3.5
Cigna Group	2.9
McKesson Corp.	2.7
ConocoPhillips	2.5
Marsh & McLennan Cos., Inc.	2.4
Aon PLC	2.2
Analog Devices, Inc.	2.2
General Dynamics Corp.	2.1
Johnson & Johnson	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017792
Shareholder Report [Line Items]
Fund Name	MFS<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Portfolio
Class Name	Class E
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MFS® Value Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
AssetsNet	$ 2,709,862,497
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 7,675,849
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,709,862,497 # of Portfolio Investments94 Portfolio Turnover Rate7% Total Advisory Fees Paid$7,675,849
Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	1.8
Materials	2.9
Consumer Discretionary	3.2
Energy	6.7
Utilities	7.7
Consumer Staples	8.3
Information Technology	8.7
Health Care	14.9
Industrials	16.8
Financials	26.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

JPMorgan Chase & Co.	5.0
Progressive Corp.	3.5
Cigna Group	2.9
McKesson Corp.	2.7
ConocoPhillips	2.5
Marsh & McLennan Cos., Inc.	2.4
Aon PLC	2.2
Analog Devices, Inc.	2.2
General Dynamics Corp.	2.1
Johnson & Johnson	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017867
Shareholder Report [Line Items]
Fund Name	Neuberger Berman Genesis Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Neuberger Berman Genesis Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.81%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
AssetsNet	$ 900,351,209
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 3,484,195
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$900,351,209 # of Portfolio Investments116 Portfolio Turnover Rate7% Total Advisory Fees Paid$3,484,195
Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	1.8
Communication Services	2.2
Consumer Staples	2.2
Materials	3.9
Energy	6.4
Consumer Discretionary	9.5
Health Care	9.8
Financials	11.2
Information Technology	20.5
Industrials	31.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Kirby Corp.	2.4
Fair Isaac Corp.	2.4
Manhattan Associates, Inc.	2.2
SPS Commerce, Inc.	2.0
RBC Bearings, Inc.	1.9
Tetra Tech, Inc.	1.8
Valmont Industries, Inc.	1.7
Eagle Materials, Inc.	1.7
Qualys, Inc.	1.7
Littelfuse, Inc.	1.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017868
Shareholder Report [Line Items]
Fund Name	Neuberger Berman Genesis Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Neuberger Berman Genesis Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$53	1.06%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.06%
AssetsNet	$ 900,351,209
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 3,484,195
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$900,351,209 # of Portfolio Investments116 Portfolio Turnover Rate7% Total Advisory Fees Paid$3,484,195
Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	1.8
Communication Services	2.2
Consumer Staples	2.2
Materials	3.9
Energy	6.4
Consumer Discretionary	9.5
Health Care	9.8
Financials	11.2
Information Technology	20.5
Industrials	31.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Kirby Corp.	2.4
Fair Isaac Corp.	2.4
Manhattan Associates, Inc.	2.2
SPS Commerce, Inc.	2.0
RBC Bearings, Inc.	1.9
Tetra Tech, Inc.	1.8
Valmont Industries, Inc.	1.7
Eagle Materials, Inc.	1.7
Qualys, Inc.	1.7
Littelfuse, Inc.	1.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017869
Shareholder Report [Line Items]
Fund Name	Neuberger Berman Genesis Portfolio
Class Name	Class E
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Neuberger Berman Genesis Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$48	0.96%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
AssetsNet	$ 900,351,209
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 3,484,195
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$900,351,209 # of Portfolio Investments116 Portfolio Turnover Rate7% Total Advisory Fees Paid$3,484,195
Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	1.8
Communication Services	2.2
Consumer Staples	2.2
Materials	3.9
Energy	6.4
Consumer Discretionary	9.5
Health Care	9.8
Financials	11.2
Information Technology	20.5
Industrials	31.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Kirby Corp.	2.4
Fair Isaac Corp.	2.4
Manhattan Associates, Inc.	2.2
SPS Commerce, Inc.	2.0
RBC Bearings, Inc.	1.9
Tetra Tech, Inc.	1.8
Valmont Industries, Inc.	1.7
Eagle Materials, Inc.	1.7
Qualys, Inc.	1.7
Littelfuse, Inc.	1.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017848
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Large Cap Growth Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T. Rowe Price Large Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.54%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.54%
AssetsNet	$ 2,312,474,520
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 5,758,232
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,312,474,520 # of Portfolio Investments101 Portfolio Turnover Rate14% Total Advisory Fees Paid$5,758,232
Holdings [Text Block]

Top Sectors

Value	Value
Materials	0.5
Consumer Staples	0.8
Industrials	2.5
Financials	6.7
Health Care	10.2
Consumer Discretionary	13.2
Communication Services	15.3
Information Technology	49.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

Microsoft Corp.	13.1
NVIDIA Corp.	12.2
Apple, Inc.	8.5
Amazon.com, Inc.	8.3
Alphabet, Inc.	7.5
Meta Platforms, Inc.	4.8
Eli Lilly & Co.	3.7
Visa, Inc.	2.5
Mastercard, Inc.	2.1
Netflix, Inc.	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017849
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Large Cap Growth Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T. Rowe Price Large Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$43	0.79%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.79%
AssetsNet	$ 2,312,474,520
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 5,758,232
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,312,474,520 # of Portfolio Investments101 Portfolio Turnover Rate14% Total Advisory Fees Paid$5,758,232
Holdings [Text Block]

Top Sectors

Value	Value
Materials	0.5
Consumer Staples	0.8
Industrials	2.5
Financials	6.7
Health Care	10.2
Consumer Discretionary	13.2
Communication Services	15.3
Information Technology	49.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

Microsoft Corp.	13.1
NVIDIA Corp.	12.2
Apple, Inc.	8.5
Amazon.com, Inc.	8.3
Alphabet, Inc.	7.5
Meta Platforms, Inc.	4.8
Eli Lilly & Co.	3.7
Visa, Inc.	2.5
Mastercard, Inc.	2.1
Netflix, Inc.	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017850
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Large Cap Growth Portfolio
Class Name	Class E
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T. Rowe Price Large Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$38	0.69%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.69%
AssetsNet	$ 2,312,474,520
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 5,758,232
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,312,474,520 # of Portfolio Investments101 Portfolio Turnover Rate14% Total Advisory Fees Paid$5,758,232
Holdings [Text Block]

Top Sectors

Value	Value
Materials	0.5
Consumer Staples	0.8
Industrials	2.5
Financials	6.7
Health Care	10.2
Consumer Discretionary	13.2
Communication Services	15.3
Information Technology	49.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

Microsoft Corp.	13.1
NVIDIA Corp.	12.2
Apple, Inc.	8.5
Amazon.com, Inc.	8.3
Alphabet, Inc.	7.5
Meta Platforms, Inc.	4.8
Eli Lilly & Co.	3.7
Visa, Inc.	2.5
Mastercard, Inc.	2.1
Netflix, Inc.	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017851
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Small Cap Growth Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T. Rowe Price Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
AssetsNet	$ 1,189,471,868
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 2,712,414
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,189,471,868 # of Portfolio Investments347 Portfolio Turnover Rate18% Total Advisory Fees Paid$2,712,414
Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	0.6
Communication Services	1.9
Materials	3.8
Consumer Staples	4.3
Energy	4.5
Financials	5.9
Consumer Discretionary	14.7
Information Technology	18.7
Industrials	22.2
Health Care	22.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Tenet Healthcare Corp.	1.1
Weatherford International PLC	1.1
Wingstop, Inc.	1.1
Curtiss-Wright Corp.	1.0
Murphy USA, Inc.	1.0
Insmed, Inc.	1.0
FTAI Aviation Ltd.	1.0
Fabrinet	1.0
Onto Innovation, Inc.	0.9
Ensign Group, Inc.	0.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017852
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Small Cap Growth Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T. Rowe Price Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$38	0.73%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
AssetsNet	$ 1,189,471,868
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 2,712,414
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,189,471,868 # of Portfolio Investments347 Portfolio Turnover Rate18% Total Advisory Fees Paid$2,712,414
Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	0.6
Communication Services	1.9
Materials	3.8
Consumer Staples	4.3
Energy	4.5
Financials	5.9
Consumer Discretionary	14.7
Information Technology	18.7
Industrials	22.2
Health Care	22.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Tenet Healthcare Corp.	1.1
Weatherford International PLC	1.1
Wingstop, Inc.	1.1
Curtiss-Wright Corp.	1.0
Murphy USA, Inc.	1.0
Insmed, Inc.	1.0
FTAI Aviation Ltd.	1.0
Fabrinet	1.0
Onto Innovation, Inc.	0.9
Ensign Group, Inc.	0.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017853
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Small Cap Growth Portfolio
Class Name	Class E
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T. Rowe Price Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$33	0.63%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
AssetsNet	$ 1,189,471,868
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 2,712,414
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,189,471,868 # of Portfolio Investments347 Portfolio Turnover Rate18% Total Advisory Fees Paid$2,712,414
Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	0.6
Communication Services	1.9
Materials	3.8
Consumer Staples	4.3
Energy	4.5
Financials	5.9
Consumer Discretionary	14.7
Information Technology	18.7
Industrials	22.2
Health Care	22.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Tenet Healthcare Corp.	1.1
Weatherford International PLC	1.1
Wingstop, Inc.	1.1
Curtiss-Wright Corp.	1.0
Murphy USA, Inc.	1.0
Insmed, Inc.	1.0
FTAI Aviation Ltd.	1.0
Fabrinet	1.0
Onto Innovation, Inc.	0.9
Ensign Group, Inc.	0.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000150813
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Small Cap Growth Portfolio
Class Name	Class G
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T. Rowe Price Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
AssetsNet	$ 1,189,471,868
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 2,712,414
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,189,471,868 # of Portfolio Investments347 Portfolio Turnover Rate18% Total Advisory Fees Paid$2,712,414
Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	0.6
Communication Services	1.9
Materials	3.8
Consumer Staples	4.3
Energy	4.5
Financials	5.9
Consumer Discretionary	14.7
Information Technology	18.7
Industrials	22.2
Health Care	22.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Tenet Healthcare Corp.	1.1
Weatherford International PLC	1.1
Wingstop, Inc.	1.1
Curtiss-Wright Corp.	1.0
Murphy USA, Inc.	1.0
Insmed, Inc.	1.0
FTAI Aviation Ltd.	1.0
Fabrinet	1.0
Onto Innovation, Inc.	0.9
Ensign Group, Inc.	0.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000069951
Shareholder Report [Line Items]
Fund Name	VanEck Global Natural Resources Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Global Natural Resources Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
AssetsNet	$ 818,597,887
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 2,960,535
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$818,597,887 # of Portfolio Investments95 Portfolio Turnover Rate30% Total Advisory Fees Paid$2,960,535
Holdings [Text Block]

Top Sectors

Value	Value
Utilities	1.3
Financials	2.1
Industrials	6.2
Consumer Staples	10.6
Energy	36.5
Materials	38.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Shell PLC	5.2
Exxon Mobil Corp.	4.4
TotalEnergies SE	3.8
Freeport-McMoRan, Inc.	3.6
Glencore PLC	3.1
Valero Energy Corp.	2.7
Kirby Corp.	2.5
Pilgrim's Pride Corp.	2.3
BP PLC	2.3
JBS SA	2.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000069952
Shareholder Report [Line Items]
Fund Name	VanEck Global Natural Resources Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Global Natural Resources Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$52	1.02%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%
AssetsNet	$ 818,597,887
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 2,960,535
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$818,597,887 # of Portfolio Investments95 Portfolio Turnover Rate30% Total Advisory Fees Paid$2,960,535
Holdings [Text Block]

Top Sectors

Value	Value
Utilities	1.3
Financials	2.1
Industrials	6.2
Consumer Staples	10.6
Energy	36.5
Materials	38.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Shell PLC	5.2
Exxon Mobil Corp.	4.4
TotalEnergies SE	3.8
Freeport-McMoRan, Inc.	3.6
Glencore PLC	3.1
Valero Energy Corp.	2.7
Kirby Corp.	2.5
Pilgrim's Pride Corp.	2.3
BP PLC	2.3
JBS SA	2.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017842
Shareholder Report [Line Items]
Fund Name	Western Asset Management Strategic Bond Opportunities Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Western Asset Management Strategic Bond Opportunities Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$28	0.56%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
AssetsNet	$ 2,140,679,291
Holdings Count | Holding	949
Advisory Fees Paid, Amount	$ 5,656,078
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,140,679,291 # of Portfolio Investments949 Portfolio Turnover Rate33% Total Advisory Fees Paid$5,656,078
Holdings [Text Block]

Asset Allocation

Value	Value
Preferred Stocks	0.2
Convertible Preferred Stocks	0.3
Convertible Bonds	0.4
Short-Term Investments	0.9
Foreign Government	5.3
U.S. Treasury & Government Agencies	7.0
Asset-Backed Securities	10.1
Mortgage-Backed Securities	10.1
Floating Rate Loans	17.2
Corporate Bonds & Notes	46.9

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Federal National Mortgage Association	2.8
Mexico Bonos	1.6
Federal National Mortgage Association Connecticut Avenue Securities	1.5
Occidental Petroleum Corp.	1.3
CSC Holdings LLC	1.1
Federal Home Loan Mortgage Corp. STACR REMICS Trust	1.1
CSMC Trust	1.0
Inter-American Development Bank	1.0
CHS/Community Health Systems, Inc.	1.0
Banc of America Funding Trust	0.8

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017843
Shareholder Report [Line Items]
Fund Name	Western Asset Management Strategic Bond Opportunities Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Western Asset Management Strategic Bond Opportunities Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$40	0.81%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%
AssetsNet	$ 2,140,679,291
Holdings Count | Holding	949
Advisory Fees Paid, Amount	$ 5,656,078
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,140,679,291 # of Portfolio Investments949 Portfolio Turnover Rate33% Total Advisory Fees Paid$5,656,078
Holdings [Text Block]

Asset Allocation

Value	Value
Preferred Stocks	0.2
Convertible Preferred Stocks	0.3
Convertible Bonds	0.4
Short-Term Investments	0.9
Foreign Government	5.3
U.S. Treasury & Government Agencies	7.0
Asset-Backed Securities	10.1
Mortgage-Backed Securities	10.1
Floating Rate Loans	17.2
Corporate Bonds & Notes	46.9

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Federal National Mortgage Association	2.8
Mexico Bonos	1.6
Federal National Mortgage Association Connecticut Avenue Securities	1.5
Occidental Petroleum Corp.	1.3
CSC Holdings LLC	1.1
Federal Home Loan Mortgage Corp. STACR REMICS Trust	1.1
CSMC Trust	1.0
Inter-American Development Bank	1.0
CHS/Community Health Systems, Inc.	1.0
Banc of America Funding Trust	0.8

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017844
Shareholder Report [Line Items]
Fund Name	Western Asset Management Strategic Bond Opportunities Portfolio
Class Name	Class E
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Western Asset Management Strategic Bond Opportunities Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$35	0.71%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
AssetsNet	$ 2,140,679,291
Holdings Count | Holding	949
Advisory Fees Paid, Amount	$ 5,656,078
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,140,679,291 # of Portfolio Investments949 Portfolio Turnover Rate33% Total Advisory Fees Paid$5,656,078
Holdings [Text Block]

Asset Allocation

Value	Value
Preferred Stocks	0.2
Convertible Preferred Stocks	0.3
Convertible Bonds	0.4
Short-Term Investments	0.9
Foreign Government	5.3
U.S. Treasury & Government Agencies	7.0
Asset-Backed Securities	10.1
Mortgage-Backed Securities	10.1
Floating Rate Loans	17.2
Corporate Bonds & Notes	46.9

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Federal National Mortgage Association	2.8
Mexico Bonos	1.6
Federal National Mortgage Association Connecticut Avenue Securities	1.5
Occidental Petroleum Corp.	1.3
CSC Holdings LLC	1.1
Federal Home Loan Mortgage Corp. STACR REMICS Trust	1.1
CSMC Trust	1.0
Inter-American Development Bank	1.0
CHS/Community Health Systems, Inc.	1.0
Banc of America Funding Trust	0.8

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017845
Shareholder Report [Line Items]
Fund Name	Western Asset Management U.S. Government Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Western Asset Management U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 1,404,796,372
Holdings Count | Holding	877
Advisory Fees Paid, Amount	$ 3,228,372
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,404,796,372 # of Portfolio Investments877 Portfolio Turnover Rate94% Total Advisory Fees Paid$3,228,372
Holdings [Text Block]

Asset Allocation

Value	Value
Asset-Backed Securities	0.0Footnote Reference*
Short-Term Investments	0.4
Foreign Government	4.0
Corporate Bonds & Notes	4.1
Mortgage-Backed Securities	4.2
U.S. Treasury & Government Agencies	92.3
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	18.2
Federal National Mortgage Association	15.7
Federal Home Loan Mortgage Corp.	10.3
Government National Mortgage Association	8.5
Federal Farm Credit Banks Funding Corp.	7.1
Federal Home Loan Banks	6.8
Resolution Funding Corp. Principal STRIPS	5.7
Uniform Mortgage-Backed Security, TBA	4.3
Private Export Funding Corp.	3.2
Resolution Funding Corp. Interest STRIPS	2.5

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017846
Shareholder Report [Line Items]
Fund Name	Western Asset Management U.S. Government Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Western Asset Management U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
AssetsNet	$ 1,404,796,372
Holdings Count | Holding	877
Advisory Fees Paid, Amount	$ 3,228,372
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,404,796,372 # of Portfolio Investments877 Portfolio Turnover Rate94% Total Advisory Fees Paid$3,228,372
Holdings [Text Block]

Asset Allocation

Value	Value
Asset-Backed Securities	0.0Footnote Reference*
Short-Term Investments	0.4
Foreign Government	4.0
Corporate Bonds & Notes	4.1
Mortgage-Backed Securities	4.2
U.S. Treasury & Government Agencies	92.3
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	18.2
Federal National Mortgage Association	15.7
Federal Home Loan Mortgage Corp.	10.3
Government National Mortgage Association	8.5
Federal Farm Credit Banks Funding Corp.	7.1
Federal Home Loan Banks	6.8
Resolution Funding Corp. Principal STRIPS	5.7
Uniform Mortgage-Backed Security, TBA	4.3
Private Export Funding Corp.	3.2
Resolution Funding Corp. Interest STRIPS	2.5

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017847
Shareholder Report [Line Items]
Fund Name	Western Asset Management U.S. Government Portfolio
Class Name	Class E
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Western Asset Management U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
AssetsNet	$ 1,404,796,372
Holdings Count | Holding	877
Advisory Fees Paid, Amount	$ 3,228,372
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,404,796,372 # of Portfolio Investments877 Portfolio Turnover Rate94% Total Advisory Fees Paid$3,228,372
Holdings [Text Block]

Asset Allocation

Value	Value
Asset-Backed Securities	0.0Footnote Reference*
Short-Term Investments	0.4
Foreign Government	4.0
Corporate Bonds & Notes	4.1
Mortgage-Backed Securities	4.2
U.S. Treasury & Government Agencies	92.3
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	18.2
Federal National Mortgage Association	15.7
Federal Home Loan Mortgage Corp.	10.3
Government National Mortgage Association	8.5
Federal Farm Credit Banks Funding Corp.	7.1
Federal Home Loan Banks	6.8
Resolution Funding Corp. Principal STRIPS	5.7
Uniform Mortgage-Backed Security, TBA	4.3
Private Export Funding Corp.	3.2
Resolution Funding Corp. Interest STRIPS	2.5

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT